UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09005

Name of Registrant: Vanguard Massachusetts Tax-Exempt Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2011 – May 31, 2012

Item 1: Reports to Shareholders

Semiannual Report | May 31, 2012

Vanguard Massachusetts Tax-Exempt Fund

> Investor demand for municipal bonds has been strong since early 2011.

> For the six months ended May 31, 2012, Vanguard Massachusetts Tax-Exempt Fund returned 5.76%.

> The fund’s holdings in longer-term bonds helped it to outpace its benchmark, but its focus on high-quality securities caused its return to lag that of its peer group.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	7
Fund Profile.	10
Performance Summary.	11
Financial Statements.	12
About Your Fund’s Expenses.	28
Trustees Approve Advisory Arrangement.	30
Glossary.	31

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended May 31, 2012
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yields	Yields	Returns	Returns	Returns
Vanguard Massachusetts Tax-Exempt Fund	1.99%	3.23%	1.73%	4.03%	5.76%
Barclays MA Municipal Bond Index					5.40
Massachusetts Municipal Debt Funds Average					7.16
Massachusetts Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 35% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

Your Fund’s Performance at a Glance
November 30, 2011, Through May 31, 2012

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Massachusetts Tax-Exempt Fund	$10.41	$10.83	$0.177	$0.000

Chairman’s Letter

Dear Shareholder,

The Massachusetts municipal bond market turned in a strong performance for the six months ended May 31, 2012, outpacing the broad U.S. taxable bond market by almost 2 percentage points even as the fiscal situation of state and local governments remained challenging.

Vanguard Massachusetts Tax-Exempt Fund returned 5.76%. Its holdings in longer bonds, where investor demand was especially strong, helped it outpace the 5.40% return of its benchmark index. But the fund’s focus on higher-quality bonds led it to underperform its peer group’s average return of 7.16%.

With many investors willing to take on greater risk for more potential yield, longer-maturity and lower-quality bonds performed the best. As a result of the solid demand for munis, capital appreciation accounted for more than two-thirds of the fund’s total return.

As bond prices rose, the fund’s 30-day SEC yield for Investor Shares fell to 1.99% from 2.53% six months earlier. (Bond yields and prices move in opposite directions.)

Please note that in March we replaced the benchmark index for the Massachusetts Tax-Exempt Fund. The new index is a better gauge for the fund because, unlike the prior benchmark, it is limited to tax-exempt bonds from Massachusetts issuers and includes bonds across the maturity spectrum. There are no changes to the fund’s objective, investment strategies, or policies.

Also, although the fund is permitted to invest in securities whose income is subject to the alternative minimum tax (AMT), as of May 31 the fund owned no securities that would generate income distributions subject to the AMT.

Bonds benefited from investors
seeking safety and yields
Massachusetts municipal bonds’ return of more than 5% was well ahead of the broad U.S. taxable bond market’s return of more than 3% for the half-year.

The yields of U.S. Treasury bonds, which flirted with higher levels early in the period, reached record lows by the end of the six months as some investors fled to the perceived safety of government-issued securities, helping them post a solid return of just under 3%. At the same time, corporate bonds, which found favor with investors seeking higher yields, returned well over 6%.

U.S. stocks significantly outpaced
their international counterparts
The six months ended May 31 were marked by volatility in a pattern that has become all too familiar. At the start of the period, global stock markets rose as the U.S. economy seemed to be strengthening and Europe experienced a temporary lull in its debt crisis.

Market Barometer
			Total Returns
		Periods Ended May 31, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	3.46%	7.12%	6.72%
Barclays Municipal Bond Index (Broad tax-exempt market)	5.75	10.40	5.87
Citigroup Three-Month U.S. Treasury Bill Index	0.02	0.04	0.95

Stocks
Russell 1000 Index (Large-caps)	6.23%	-1.23%	-0.75%
Russell 2000 Index (Small-caps)	4.06	-8.88	-0.73
Dow Jones U.S. Total Stock Market Index	6.06	-1.88	-0.45
MSCI All Country World Index ex USA (International)	-4.04	-20.49	-5.55

CPI
Consumer Price Index	1.58%	1.70%	2.02%

Stocks later reversed course amid news of dwindling economic growth at home and trouble abroad as Europe’s debt drama once again intensified, causing renewed concern among investors. Despite erasing some earlier gains, U.S. stocks returned more than 6% for the six months.

International stocks didn’t fare as well, returning about –4% for the half-year. European companies were the worst performers. Concerns focused on Greece and Spain, but healthier markets throughout Europe felt the effects of resurgent investor worries about indebtedness. Emerging markets and the developed markets of the Pacific region were also hurt by signs of slowing growth.

Investors’ search for yield
supported demand for munis
The severity of the Great Recession has left the finances of many state and local governments in disarray. The sharp drop in tax revenues had these entities scrambling to make similar cuts to their expenditures, ratcheting up uncertainty in some quarters about their creditworthiness. The situation has remained strained, especially for local governments, because they depend heavily on property tax revenues. Such revenues have continued to fall, as they respond with a lag to the declines seen in property values.

However, overall tax revenues have continued the upward, if uneven, trend that began in 2010 for most states,

Expense Ratios
Your Fund Compared With Its Peer Group

		Peer Group
	Fund	Average
Massachusetts Tax-Exempt Fund	0.17%	1.12%

The fund expense ratio shown is from the prospectus dated March 28, 2012, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2012, the fund’s annualized expense ratio was 0.16%. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2011.

Peer group: Massachusetts Municipal Debt Funds.

according to data from The Nelson A. Rockefeller Institute of Government. During the past six months, the U.S. economy inched forward, the employment situation showed some improvement, and consumer spending ticked up, all of which helped drive tax revenues higher for many states, including the Bay State (see the accompanying chart).

In this environment, many state and local governments have shied away from initiating significant new spending projects. Much of the issuance of tax-exempt municipal bonds has been aimed at refinancing existing debt at lower rates of interest. States and municipalities benefit from refinancing because it reduces their debt servicing costs. In Massachusetts, new bond issuance was well below the pace of the general municipal bond market.

Throughout the muni market, the hunt for yield spurred many investors to move into bonds with longer maturities (despite the potential for sharp declines in price should interest rates rise) and lower credit ratings.

Yields—particularly for long-term issues—hit levels that made municipal bonds attractive even to unconventional investors such as banks.

The outperformance of longer-maturity bonds over shorter-term securities supported the fund relative to its benchmark during the period. Demand for the higher yields offered by these bonds drove their prices up, which translated into capital appreciation for the fund.

Another contributor to the fund’s relative performance was its exposure to essential-service bonds, such as those that finance water and sewer treatment facilities, which benefit from a consistent income stream dedicated to servicing the debt. (Their general-obligation counterparts, which depend on general tax revenues, are more affected by economic cycles.) On the other hand, as I mentioned earlier, the fund’s performance for the period was held back somewhat by its orientation toward higher-quality securities.

During the six months under review, the advisor maintained its systematic and rigorous approach to assessing the credit quality of each security considered for purchase. With hundreds of issuers in this fragmented market, such fundamental credit analysis remained critical in determining where the best opportunities might be for the advisor to add value to the fund.

Massachusetts tax revenues are recovering

Sources: Vanguard and The Nelson A. Rockefeller Institute of Government.

With yields so low for so long,
what’s a bond investor to do?
Bond yields sure aren’t what they used to be. Those of some Treasuries hit all-time lows during the past six months, and municipal bond yields fell to levels not seen since the 1960s. This is unhappy news for investors who count on bond income for their spending needs.

An alternative approach to the income question is based on “total return.” With this approach, you rely not only on income from your holdings but on cash realized by selling some of them according to a careful plan. The goal is to maintain your preferred asset mix and, thus, a more diversified and stable risk profile. An income-only spending strategy, by contrast, can lead you to tilt your asset mix away from your target in favor of bonds and narrow segments of the stock market, such as stocks with high dividend yields.

For more information on this topic, you may want to download the Vanguard research paper Spending From a Portfolio: Implications of a Total-Return Approach Versus an Income Approach for Taxable Investors. It is available at vanguard.com/ research.

Whether yields are high or low, rising or falling, we believe that holding bonds in a portfolio is always useful. They are there to help cushion volatility when—not if—more risky assets such as stocks happen to perform poorly.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 15, 2012

Advisor’s Report

For the six months ended May 31, 2012, Vanguard Massachusetts Tax-Exempt Fund returned 5.76%. The fund outpaced its new benchmark index, which returned 5.40%, but trailed the 7.16% average return of peer-group funds. (The move to a new benchmark is discussed in the Chairman’s Letter.)

The investment environment
The half-year saw generally declining yields in the municipal bond market. The Federal Reserve continued to anchor short-term yields near zero and reiterated its view that rates would remain very low through late 2014. At the opposite end of the maturity spectrum, the Fed continued to execute a bond-buying program aimed at lowering longer-term yields. (Yields fall as demand for bonds rises, boosting prices.)

Economic concerns also contributed to the slide in yields. Investors nervous about the uneven pace of U.S. economic growth and the further unraveling of Europe’s fiscal situation fled to the perceived safety of U.S. Treasury securities and municipal bonds. Moreover, demand for municipal bonds has been robust since early 2011, when the muni market recovered from a five-month slide in prices and a wave of fund withdrawals accompanied by overblown fears of systemic defaults.

Patient investors in the Massachusetts Tax-Exempt Fund have done well since then: From January 31, 2011, to May 31, 2012, the fund returned about 15%, compared with about 10% for taxable bonds and not quite 4% for stocks (based

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General-Obligation Issues)

	November 30,	May 31,
Maturity	2011	2012
2 years	0.42%	0.33%
5 years	1.12	0.75
10 years	2.22	1.79
30 years	3.84	3.08
Soure: Vanguard.

on the Barclays U.S. Aggregate Bond Index and the Dow Jones U.S. Total Stock Market Index).

Municipal bonds’ strong performance took place as most state and local governments continued to wrestle with finances tattered by the Great Recession. Fortunately, Massachusetts’ economy appears to be recovering a bit more quickly than the nation’s, according to a gauge of current economic conditions for each state that is published by the Federal Reserve Bank of Philadelphia. The bank’s index for Massachusetts rose by 9% from its low point in July 2009 to May 2012, compared with a 6% rise for the national economy. (The index combines data on jobs, manufacturing, and wage and salaries.)

Like many other issuers nationwide, the commonwealth and local governments are taking advantage of low interest rates to call in and replace higher-interest bonds; at the same time, they are limiting outlays for new projects. Nationally, during the six months ended May 31, about two-thirds of the $160 billion in new issues were refinancings, compared with an average of one-third over the 15 years through 2010.

Management of the fund
As the Federal Reserve’s operations at both ends of the maturity spectrum lowered yields, many muni investors grew willing to accept greater risk to obtain higher yields. Many have turned to high-yield municipal bonds, exposing themselves to greater credit risk, while others have moved to longer-maturity munis, which would respond with greater price declines should interest rates rise. It’s a phenomenon we would normally look for in the later stages of an economic recovery, when the typical pace of expansion would be stronger, state and local finances healthier, and confidence higher.

Nonetheless, the fund has benefited from this market environment. The demand for longer-term bonds has boosted the prices of holdings in our portfolio. We have also taken advantage of the steep yield curve—that is, the wide difference between short- and long-term yields that has resulted from the Fed’s policies. A steep yield curve can produce price gains as bonds move closer to their maturity.

In all market conditions, of course, in-depth credit analysis is a key aspect of our process. In selecting bonds to add to or sell from the portfolio, we combine our traders’ focus on finding value with our credit analysts’ prudent views about the financial structure and economic environment of issuers. Two broad themes in the current market are an emphasis on essential-service bonds and a move away from local-government general-obligation issues, although there are always exceptions. In addition, we have focused on attractively valued issues in health care, with an emphasis on hospitals.

By and large, yields of Massachusetts bonds have been lower than those of the national muni market, and prices have been relatively stable, in part because of a lower rate of new-bond issuance compared with the nation overall. (So far in calendar 2012, Massachusetts’ bond supply rose about 6%, compared with about 76% for the general muni market.) Additionally, a significant portion of the Commonwealth’s bond volume has come from typically large, higher-quality issuers, such as the Massachusetts Bay Transportation Authority, which tend to yield less than smaller, lower-quality issues.

Marlin G. Brown, Portfolio Manager

Christopher W. Alwine, CFA, Principal, Head of Municipal Bond Funds

Vanguard Fixed Income Group

June 19, 2012

Massachusetts Tax-Exempt Fund

Fund Profile
As of May 31, 2012

Financial Attributes

		Barclays
		MA	Barclays
		Muni	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	245	1,633	46,824
Yield to Maturity
(before expenses)	2.1%	2.0%	2.4%
Average Coupon	4.8%	5.0%	4.9%
Average Duration	6.4 years	7.1 years	7.3 years
Average Effective
Maturity	6.9 years	6.5 years	5.7 years
Ticker Symbol	VMATX	—	—
Expense Ratio[1]	0.17%	—	—
30-Day SEC Yield	1.99%	—	—
Short-Term
Reserves	5.7%	—	—

Volatility Measures
		Barclays
	Barclays MA	Municipal
	Muni Bond	Bond
	Index	Index
R-Squared	0.99	0.98
Beta	1.05	1.05
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year		9.9%
1 - 3 Years		5.0
3 - 5 Years		20.2
5 - 10 Years		48.0
10 - 20 Years		12.8
20 - 30 Years		4.1

Distribution by Credit Quality (% of portfolio)
AAA		27.7%
AA		53.9
A		13.3
BBB		4.6
BB		0.1
Not Rated		0.4
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratio shown is from the prospectus dated March 28, 2012, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2012, the annualized expense ratio was 0.16%.

Massachusetts Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2001, Through May 31, 2012

				Spliced MA
				Tax-Exempt
				Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2002	4.78%	0.80%	5.58%	6.67%
2003	4.51	2.19	6.70	6.45
2004	4.13	-0.88	3.25	3.82
2005	4.12	-0.59	3.53	3.43
2006	4.38	2.16	6.54	6.13
2007	4.18	-2.03	2.15	3.27
2008	4.00	-6.72	-2.72	-1.30
2009	4.42	7.94	12.36	13.60
2010	3.80	-0.39	3.41	3.96
2011	3.76	2.56	6.32	6.41
2012	1.73	4.03	5.76	5.40

Spliced MA Tax-Exempt Index: Barclays 10 Year Municipal Bond Index through August 31, 2003, and Barclays MA Municipal Bond Index thereafter.

Note: For 2012, performance data reflect the six months ended May 31, 2012.

Average Annual Total Returns: Periods Ended March 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Massachusetts
Tax-Exempt Fund	12/9/1998	11.13%	4.89%	4.18%	0.88%	5.06%

See Financial Highlights for dividend and capital gains information.

Massachusetts Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.5%)
Massachusetts (98.2%)
Beverly MA GO	5.250%	11/1/12 (14)	1,925	1,965
Beverly MA GO	5.250%	11/1/13 (14)	1,855	1,985
Boston MA GO	5.000%	3/1/16	7,295	8,475
Boston MA GO	5.000%	2/1/24	2,345	2,950
Boston MA Housing Authority Revenue	5.000%	4/1/23 (4)	2,000	2,206
Boston MA Housing Authority Revenue	5.000%	4/1/25 (4)	5,440	5,908
Boston MA Special Obligation Revenue
(Boston City Hospital)	5.000%	8/1/12 (Prere.)	2,000	2,016
Boston MA Water & Sewer Commission Revenue	5.750%	11/1/13	200	209
1 Boston MA Water & Sewer Commission Revenue	5.000%	11/1/20	1,550	1,950
Boston MA Water & Sewer Commission Revenue	5.000%	11/1/25	3,725	4,379
Boston MA Water & Sewer Commission Revenue	5.000%	11/1/30	1,000	1,162
1 Boston MA Water & Sewer Commission Revenue	5.000%	11/1/30	500	599
Boston MA Water & Sewer Commission Revenue
VRDO	0.140%	6/7/12 LOC	5,600	5,600
Braintree MA GO	5.000%	5/15/27	4,000	4,709
Cambridge MA GO	5.000%	1/1/23	850	1,071
Holyoke MA Gas & Electric Department Revenue	5.000%	12/1/12 (Prere.)	2,395	2,451
Littleton MA GO	5.000%	1/15/22 (14)	1,280	1,321
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/14 (Prere.)	5,000	5,481
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/34	14,500	16,808
Massachusetts Bay Transportation Authority
General Transportation Revenue	6.200%	3/1/16	5,325	5,848
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/12 (Prere.)	3,000	3,012
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/17 (ETM)	75	93
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/17	2,375	2,921
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	10,000	12,382
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	3,500	4,523
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/22	5,285	6,961

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/23	5,325	6,866
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/24	1,325	1,675
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/24	2,500	3,290
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	2,000	2,665
Massachusetts Bay Transportation Authority
Sales Tax Revenue	0.000%	7/1/29	1,020	487
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/29 (14)	3,000	4,002
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	15,000	19,445
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	3,850	4,991
2 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.600%	6/7/12	2,897	2,897
Massachusetts College Building
Authority Revenue	0.000%	5/1/17 (10)	3,340	3,057
Massachusetts College Building
Authority Revenue	5.000%	5/1/29	1,500	1,717
Massachusetts College Building
Authority Revenue	5.000%	5/1/30	1,500	1,715
Massachusetts College Building
Authority Revenue	5.000%	5/1/36	5,000	5,682
Massachusetts College Building
Authority Revenue	5.000%	5/1/41	3,000	3,377
Massachusetts College Building
Authority Revenue	5.000%	5/1/43	1,010	1,146
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/20	3,500	4,200
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	2,120	2,329
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/37	5,000	5,457
Massachusetts Department of Transportation
Metropolitan Highway System Revenue VRDO	0.160%	6/7/12	1,710	1,710
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/18	2,000	2,224
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/20	3,105	3,375
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/22	1,985	2,130
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.250%	10/1/41	2,000	2,211
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/28	1,250	1,370
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/29	1,500	1,641
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/30	1,430	1,558
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/31	750	820
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/19	500	620

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/29	680	791
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/40	2,000	2,217
1 Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	2,750	2,849
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/29 (2)	1,400	1,792
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/35 (2)	2,000	2,084
Massachusetts Development Finance Agency
Revenue (Boston University)	5.375%	5/15/39	1,575	1,902
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	7/1/42	5,000	5,533
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/59 (10)	4,000	4,849
Massachusetts Development Finance Agency
Revenue (Boston University) VRDO	0.190%	6/1/12 LOC	2,400	2,400
Massachusetts Development Finance Agency
Revenue (Boston University) VRDO	0.130%	6/7/12 LOC	3,000	3,000
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.250%	12/1/25	600	646
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.625%	12/1/30	550	594
Massachusetts Development Finance Agency
Revenue (College of Pharmacy &
Allied Health Services)	5.750%	7/1/13 (Prere.)	1,000	1,069
Massachusetts Development Finance Agency
Revenue (College of the Holy Cross) VRDO	0.220%	6/1/12 LOC	6,335	6,335
Massachusetts Development Finance Agency
Revenue (Combined Jewish Philanthropies
of Greater Boston Inc. Project)	5.250%	2/1/22	1,225	1,241
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract Assistance)	5.500%	2/1/40	2,160	2,483
Massachusetts Development Finance Agency
Revenue (Deerfield Academy)	5.000%	4/1/13 (Prere.)	1,500	1,560
Massachusetts Development Finance Agency
Revenue (Dominion Energy Brayton Project) PUT	2.250%	9/1/16	4,720	4,849
Massachusetts Development Finance Agency
Revenue (Draper Laboratory)	5.750%	9/1/25	5,000	5,906
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/40	2,500	2,583
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/28	1,000	1,197
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.250%	2/1/34	6,000	7,211
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/40	8,000	9,215
Massachusetts Development Finance Agency
Revenue (Mount Holyoke College)	5.000%	7/1/36	1,500	1,636
Massachusetts Development Finance Agency
Revenue (Neville Communities)	6.000%	6/20/44	1,500	1,596
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/31	5,705	6,480
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/36	3,000	3,316

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/41	5,000	5,489
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.375%	7/1/41	4,000	4,458
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.250%	10/1/33 (10)	1,500	1,642
Massachusetts Development Finance Agency
Revenue (Smith College)	5.000%	7/1/35	1,000	1,094
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/30	3,000	3,257
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	3,000	3,186
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	2,500	3,025
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/41	2,000	2,313
Massachusetts Development Finance Agency
Revenue (UMASS Memorial Medical Center)	5.125%	7/1/26	2,750	2,964
Massachusetts Development Finance Agency
Revenue (UMASS Memorial Medical Center)	5.500%	7/1/31	2,250	2,451
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/42	2,000	2,295
Massachusetts Development Finance Agency
Revenue (Wentworth Institute of Technology)
VRDO	0.180%	6/7/12 LOC	1,100	1,100
Massachusetts Development Finance Agency
Revenue (Western New England College)	5.875%	12/1/12 (Prere.)	505	523
Massachusetts Development Finance Agency
Revenue (Western New England College)	6.125%	12/1/12 (Prere.)	1,000	1,039
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/36 (12)	5,000	5,302
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/17	3,000	3,455
Massachusetts GO	5.000%	11/1/14	3,275	3,636
Massachusetts GO	5.000%	12/1/14 (Prere.)	3,150	3,500
Massachusetts GO	5.000%	3/1/15 (Prere.)	10,000	11,263
Massachusetts GO	5.000%	3/1/15 (Prere.)	5,250	5,913
Massachusetts GO	5.000%	9/1/15 (Prere.)	10,000	11,482
Massachusetts GO	5.000%	9/1/15 (Prere.)	2,000	2,296
Massachusetts GO	5.500%	10/1/15	17,990	20,924
Massachusetts GO	5.000%	10/1/17	4,000	4,842
Massachusetts GO	5.500%	11/1/17	5,100	6,321
Massachusetts GO	5.250%	8/1/18 (4)	5,060	6,284
Massachusetts GO	5.000%	10/1/18	6,000	7,386
Massachusetts GO	5.500%	10/1/18	4,955	6,251
Massachusetts GO	5.500%	8/1/19	5,000	6,403
Massachusetts GO	5.500%	10/1/19 (2)	2,000	2,570
Massachusetts GO	5.500%	10/1/19 (12)	1,000	1,285
Massachusetts GO	5.500%	11/1/19 (4)	5,550	7,144
Massachusetts GO	5.000%	8/1/20	4,185	5,007
Massachusetts GO	5.000%	8/1/22	4,500	5,328
Massachusetts GO	5.250%	8/1/22	5,000	6,489
Massachusetts GO	5.500%	12/1/23 (2)	4,000	5,324
Massachusetts GO	5.000%	8/1/28	4,535	5,171
Massachusetts GO	5.500%	8/1/30 (2)	11,500	15,542

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)	5.750%	7/1/33	5,000	5,006
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	0.160%	6/7/12 LOC	1,100	1,100
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	0.220%	6/7/12 LOC	8,000	8,000
Massachusetts Health & Educational Facilities
Authority Revenue (Bentley College) VRDO	0.160%	6/7/12 LOC	1,800	1,800
Massachusetts Health & Educational Facilities
Authority Revenue (Berklee College of Music)	5.000%	10/1/26	1,755	1,927
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/19 (14)	50	50
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/28	3,000	3,076
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.000%	7/1/13	5,200	5,428
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.000%	7/1/28	2,000	2,120
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.125%	7/1/33	3,000	3,138
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.125%	7/1/38	3,500	3,640
Massachusetts Health & Educational Facilities
Authority Revenue (Caritas Christi
Obligated Group)	6.750%	7/1/12 (Prere.)	2,000	2,031
Massachusetts Health & Educational Facilities
Authority Revenue (Children’s Hospital)	5.500%	12/1/39	4,000	4,479
Massachusetts Health & Educational Facilities
Authority Revenue (Children’s Hospital) VRDO	0.210%	6/1/12 LOC	650	650
Massachusetts Health & Educational Facilities
Authority Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/37	5,000	5,334
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.125%	7/15/12 (Prere.)	1,730	1,740
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	3,000	4,077
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/21	2,000	2,582
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.500%	11/15/36	5,000	6,011
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.125%	7/15/37	7,620	7,658
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	10/1/38	5,000	5,747
2 Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)
TOB VRDO	0.200%	6/1/12	1,000	1,000
Massachusetts Health & Educational Facilities
Authority Revenue (Isabella Stewart
Gardner Museum)	5.000%	5/1/27	1,650	1,851
Massachusetts Health & Educational Facilities
Authority Revenue (Isabella Stewart
Gardner Museum)	5.000%	5/1/28	2,080	2,322
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical Center)	5.250%	8/15/37	8,000	8,408

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Massachusetts Health & Educational Facilities
Authority Revenue (Massachusetts
General Hospital)	6.250%	7/1/12 (ETM)	85	85
Massachusetts Health & Educational Facilities
Authority Revenue (Milton Hospital)	5.500%	7/1/16	1,235	1,237
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/16	4,090	4,863
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/21	6,765	8,865
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/30	5,000	6,884
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.500%	7/1/32	6,295	8,916
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/33	1,500	2,062
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.160%	6/7/12	1,000	1,000
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts) VRDO	0.200%	6/1/12	3,300	3,300
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/19	3,000	3,627
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/23	3,435	3,916
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/33	3,000	3,254
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare System)	5.250%	7/1/29	5,000	5,642
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare System)	5.000%	7/1/47	2,500	2,636
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare System)
VRDO	0.160%	6/7/12	12,400	12,400
Massachusetts Health & Educational Facilities
Authority Revenue (Simmons College)	5.000%	10/1/13 (Prere.)	1,175	1,247
Massachusetts Health & Educational Facilities
Authority Revenue (Simmons College)	5.000%	10/1/13 (Prere.)	1,090	1,156
Massachusetts Health & Educational Facilities
Authority Revenue (Simmons College)	8.000%	10/1/39	2,500	2,946
Massachusetts Health & Educational Facilities
Authority Revenue (South Coast Health System)	5.000%	7/1/39	6,000	6,280
Massachusetts Health & Educational Facilities
Authority Revenue (Sterling & Francine Clark)	5.000%	7/1/36	5,500	5,790
Massachusetts Health & Educational Facilities
Authority Revenue (Stonehill College) VRDO	0.220%	6/1/12 LOC	4,770	4,770
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University)	5.250%	2/15/22	1,400	1,786
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University)	5.250%	2/15/26	1,880	2,410
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.140%	6/1/12	800	800
Massachusetts Health & Educational Facilities
Authority Revenue (University of Massachusetts
Memorial Health Care Inc.)	5.250%	7/1/14 (2)	485	486
Massachusetts Health & Educational Facilities
Authority Revenue (University of Massachusetts)	5.125%	10/1/12 (Prere.)	1,850	1,880

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Massachusetts Health & Educational Facilities
Authority Revenue (University of
Massachusetts/Worcester)	5.250%	10/1/12 (Prere.)	4,000	4,068
Massachusetts Health & Educational Facilities
Authority Revenue (Wellesley College)	5.000%	7/1/23	2,400	2,510
Massachusetts Health & Educational Facilities
Authority Revenue (Williams College)	5.000%	7/1/31	3,000	3,351
Massachusetts Health & Educational Facilities
Authority Revenue (Winchester Hospital)	5.250%	7/1/38	1,500	1,567
Massachusetts Housing Finance Agency
Single Family Housing Revenue	5.125%	12/1/28	4,000	4,343
Massachusetts Port Authority Revenue	5.500%	7/1/16 (4)	4,000	4,697
Massachusetts Port Authority Revenue	5.000%	7/1/17 (4)	9,600	11,298
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/18 (4)	10,000	11,349
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/24 (4)	15,000	16,845
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/25 (4)	16,125	17,933
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/26 (4)	8,000	8,897
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27 (14)	8,500	9,346
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	5,000	5,529
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	3,000	3,500
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/35	2,000	2,311
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	12,000	14,202
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/37 (2)	6,000	6,652
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/41	9,400	10,671
Massachusetts Special Obligation Dedicated
Tax Revenue	5.750%	1/1/14 (Prere.)	4,000	4,340
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	15,000	18,481
Massachusetts Special Obligation Revenue	5.000%	12/15/13 (4)	1,895	2,032
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/21	5,000	6,388
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/20 (14)	3,000	2,446
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/25 (14)	5,000	3,191
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/28 (14)	7,000	3,834
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/15 (Prere.)	4,460	5,141
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	2/1/16	6,110	7,138
Massachusetts Water Pollution Abatement
Trust Revenue	5.000%	8/1/16	5,000	5,897
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/17	540	618

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/17	5,000	6,115
Massachusetts Water Pollution Abatement
Trust Revenue	5.000%	8/1/18	3,000	3,701
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/18	1,000	1,248
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/18	2,065	2,578
Massachusetts Water Pollution Abatement
Trust Revenue	5.000%	8/1/20	1,180	1,489
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/22	3,500	4,588
Massachusetts Water Pollution Abatement
Trust Revenue	5.375%	8/1/27	2,565	2,575
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/29	1,520	2,008
Massachusetts Water Pollution Abatement
Trust Revenue	5.500%	8/1/29	1,000	1,004
Massachusetts Water Pollution Abatement
Trust Revenue	5.750%	8/1/29	190	191
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/30	5,550	7,391
2 Massachusetts Water Pollution Abatement
Trust Revenue TOB VRDO	0.180%	6/7/12	1,200	1,200
Massachusetts Water Resources
Authority Revenue	5.250%	8/1/19 (4)	7,000	8,812
Massachusetts Water Resources
Authority Revenue	5.000%	8/1/20	5,510	6,787
Massachusetts Water Resources
Authority Revenue	5.500%	8/1/22 (4)	1,490	1,949
Massachusetts Water Resources
Authority Revenue	5.250%	8/1/31 (4)	1,000	1,314
Massachusetts Water Resources
Authority Revenue	5.000%	8/1/34 (14)	8,000	9,041
Massachusetts Water Resources
Authority Revenue	5.000%	8/1/35 (14)	13,900	15,669
Massachusetts Water Resources
Authority Revenue	5.250%	8/1/35 (4)	1,310	1,752
Massachusetts Water Resources
Authority Revenue	5.000%	8/1/36	1,000	1,141
Massachusetts Water Resources
Authority Revenue	5.000%	8/1/36	2,000	2,240
Massachusetts Water Resources
Authority Revenue	5.000%	8/1/36 (2)	5,000	5,601
Massachusetts Water Resources
Authority Revenue	5.250%	8/1/36 (4)	2,520	3,369
Massachusetts Water Resources
Authority Revenue	5.000%	8/1/37	4,000	4,579
Massachusetts Water Resources
Authority Revenue	5.000%	8/1/39	2,000	2,214
Massachusetts Water Resources
Authority Revenue	5.000%	8/1/41	7,990	8,928
Massachusetts Water Resources
Authority Revenue	5.250%	8/1/42	10,000	11,660
Metropolitan Boston MA Transit
Parking Corp. Revenue	5.000%	7/1/31	1,000	1,119

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Metropolitan Boston MA Transit
Parking Corp. Revenue	5.250%	7/1/36	5,500	6,157
Newton MA School District GO	4.500%	6/15/34	3,000	3,269
University of Massachusetts Building
Authority Revenue	6.875%	5/1/14 (ETM)	690	748
University of Massachusetts Building
Authority Revenue	5.000%	11/1/19	2,000	2,480
University of Massachusetts Building
Authority Revenue	5.000%	11/1/21 (2)	5,680	6,331
University of Massachusetts Building
Authority Revenue	5.000%	11/1/22 (2)	2,695	2,994
University of Massachusetts Building
Authority Revenue	5.000%	11/1/23 (2)	1,760	1,956
University of Massachusetts Building
Authority Revenue	5.000%	11/1/24 (2)	1,980	2,179
University of Massachusetts Building
Authority Revenue	5.000%	11/1/25 (2)	1,990	2,190
Worcester MA GO	5.500%	8/15/14 (14)	280	281
Worcester MA GO	5.500%	8/15/15 (14)	240	241
Worcester MA GO	5.250%	8/15/21 (14)	315	316
				1,014,323
Puerto Rico (1.2%)
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/17 (14)	5,000	5,753
Puerto Rico GO	5.500%	7/1/19 (2)	2,250	2,544
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/12 (Prere.)	1,100	1,105
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/36	400	400
Puerto Rico Public Finance Corp. Revenue	5.125%	6/1/24 (ETM)	2,155	2,628
				12,430
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/20	1,000	1,062
Total Tax-Exempt Municipal Bonds (Cost $947,282)				1,027,815
Other Assets and Liabilities (0.5%)
Other Assets				14,067
Liabilities				(9,415)
				4,652
Net Assets (100%)
Applicable to 95,350,974 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,032,467
Net Asset Value Per Share				$10.83

Massachusetts Tax-Exempt Fund

At May 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	962,650
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(10,716)
Unrealized Appreciation (Depreciation)	80,533
Net Assets	1,032,467

See Note A in Notes to Financial Statements.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2012.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the aggregate value of these securities was $5,097,000, representing 0.5% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Massachusetts Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2012
($000)
Investment Income
Income
Interest	17,375
Total Income	17,375
Expenses
The Vanguard Group—Note B
Investment Advisory Services	30
Management and Administrative	666
Marketing and Distribution	119
Custodian Fees	8
Shareholders’ Reports	3
Total Expenses	826
Net Investment Income	16,549
Realized Net Gain (Loss)
Investment Securities Sold	688
Futures Contracts	(27)
Realized Net Gain (Loss)	661
Change in Unrealized Appreciation (Depreciation) of Investment Securities	37,862
Net Increase (Decrease) in Net Assets Resulting from Operations	55,072

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	16,549	33,037
Realized Net Gain (Loss)	661	(1,513)
Change in Unrealized Appreciation (Depreciation)	37,862	22,665
Net Increase (Decrease) in Net Assets Resulting from Operations	55,072	54,189
Distributions
Net Investment Income	(16,549)	(33,037)
Realized Capital Gain	—	—
Total Distributions	(16,549)	(33,037)
Capital Share Transactions
Issued	115,903	134,643
Issued in Lieu of Cash Distributions	12,206	24,506
Redeemed	(76,620)	(220,972)
Net Increase (Decrease) from Capital Share Transactions	51,489	(61,823)
Total Increase (Decrease)	90,012	(40,671)
Net Assets
Beginning of Period	942,455	983,126
End of Period	1,032,467	942,455

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.41	$10.15	$10.19	$9.44	$10.12	$10.33
Investment Operations
Net Investment Income	.177	.366	.386	.401	.414	.424
Net Realized and Unrealized Gain (Loss)
on Investments	.420	.260	(.040)	.750	(.680)	(.210)
Total from Investment Operations	.597	.626	.346	1.151	(.266)	.214
Distributions
Dividends from Net Investment Income	(.177)	(.366)	(.386)	(.401)	(.414)	(.424)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.177)	(.366)	(.386)	(.401)	(.414)	(.424)
Net Asset Value, End of Period	$10.83	$10.41	$10.15	$10.19	$9.44	$10.12

Total Return[1]	5.76%	6.32%	3.41%	12.36%	-2.72%	2.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,032	$942	$983	$939	$710	$684
Ratio of Total Expenses to
Average Net Assets	0.16%	0.17%	0.17%	0.17%	0.12%	0.13%
Ratio of Net Investment Income to
Average Net Assets	3.31%	3.61%	3.75%	4.02%	4.17%	4.19%
Portfolio Turnover Rate	11%	13%	18%	15%	29%	16%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Notes to Financial Statements

Vanguard Massachusetts Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

The fund had no open futures contracts at May 31, 2012.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2008–2011), and for the period ended May 31, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2012, the fund had contributed capital of $149,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Massachusetts Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2012, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2011, the fund had available capital loss carryforwards totaling $10,185,000 to offset future net capital gains of $1,178,000 through November 30, 2015, $7,670,000 through November 30, 2016, $173,000 through November 30, 2018, and $1,164,000 through November 30, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $1,192,000 through November 30, 2011, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At May 31, 2012, the cost of investment securities for tax purposes was $948,474,000. Net unrealized appreciation of investment securities for tax purposes was $79,341,000, consisting of unrealized gains of $79,426,000 on securities that had risen in value since their purchase and $85,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended May 31, 2012, the fund purchased $95,707,000 of investment securities and sold $51,633,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	May 31, 2012	November 30, 2011
	Shares	Shares
	(000)	(000)
Issued	10,814	13,292
Issued in Lieu of Cash Distributions	1,136	2,412
Redeemed	(7,162)	(22,020)
Net Increase (Decrease) in Shares Outstanding	4,788	(6,316)

G. In preparing the financial statements as of May 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Massachusetts Tax-Exempt Fund	11/30/2011	5/31/2012	Period
Based on Actual Fund Return	$1,000.00	$1,057.61	$0.82
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.20	0.81

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.16%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Massachusetts Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of a relevant benchmark and peer group. The board concluded that the fund has performed in line with expectations and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U.S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.
Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Director of SKF AB
(diversified manufacturing and services), Hewlett-	(industrial machinery), Hillenbrand, Inc. (specialized
Packard Co. (electronic computer manufacturing),	consumer services), the Lumina Foundation for

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Michael S. Miller
Industries, Inc. (forklift trucks/housewares/lignite);	Kathleen C. Gubanich	James M. Norris
Director of Goodrich Corporation (industrial products/	Paul A. Heller	Glenn W. Reed
aircraft systems and services) and the National	Martha G. King	George U. Sauter
Association of Manufacturers; Chairman of the Board	Chris D. McIsaac
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman	Chairman Emeritus and Senior Advisor
of the Board of The Cleveland Museum of Art.
John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);	John C. Bogle
Overseer of the Amos Tuck School of Business	Chairman and Chief Executive Officer, 1974–1996
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1682 072012

Item 2:

Not Applicable.

Item 3:

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2012

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 25, 2012

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.